Other Operating Income and Expenses - Details of Other Operating Income and Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating income
Gain on disposal of assets held for sale	₩ 1,180	₩ 23,112	₩ 227,956
Gain on disposal of investments in subsidiaries, associates and joint ventures	81,794	23,305	88,718
Gain on disposal of property, plant and equipment	32,145	23,826	22,730
Gain on disposal of intangible assets	23,391	671	1,432
Recovery of allowance for other doubtful accounts	2,743	12,658	10,452
Gain on valuation of firm commitment	56,301
Rental revenues	1,498	1,771	1,019
Gain on insurance proceeds	5,878	22,400	14,976
Others	246,294	107,393	181,765
Other operating income	451,224	215,136	549,048
Other operating expenses
Impairment losses on assets held for sale		(24,890)	(133,547)
Loss on disposal of assets held for sale	(608)	(254)	(190,357)
Loss on disposal of investments in subsidiaries, associates and joint ventures	(19,985)	(22,499)	(18,996)
Loss on disposal of property, plant and equipment	(151,343)	(86,622)	(101,732)
Impairment losses on property, plant and equipment	(117,231)	(196,882)	(136,269)
Impairment losses on goodwill and intangible assets	(167,995)	(127,875)	(161,412)
Other bad debt expenses	(100,920)	(50,225)	(158,071)
Loss on valuation of firm commitment	(43,164)
Idle tangible asset expenses	(10,490)	(6,437)	(12,773)
Incease to provisions	(33,964)	(53,058)	(18,396)
Donations	(51,424)	(43,810)	(62,957)
Others	(95,172)	(143,168)	(447,788)
Other operating expenses	₩ (792,296)	₩ (755,720)	₩ (1,442,298)